May 4, 2007

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

Attention: Filing – Rule 497(j)

Re:	Dreyfus Liquid Assets
1940 Act File No. 811-2410

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 92 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 26, 2007.

Please address any comments or questions to the undersigned at (212) 922-6832.

Very truly yours,

/s/ Florence Bryan
Florence Bryan
Senior Paralegal